NOTES AND OTHER LOANS PAYABLE (Tables)	3 Months Ended
Jul. 31, 2021
Debt Disclosure [Abstract]
Schedule of debt

Description	July 31, 2021	April 30, 2021

Note payable to Cheryl Hintzen due December 11, 2021; interest at 10%	$40,000	$40,000

Note Payable to Cheryl Hintzen due March 8, 2020: interest 10%	14,000	14,000

Note payable to GPL Ventures due March 8, 2020; interest at 10%	25,000	25,000

Note payable Dr. Jason Cohen 1,000,000 shares @ $.20	200,000	200,000

Note payable escrow attorney for REG A shares	17,900	17,900

Total Notes Payable	$311,900	$311,900